Credit Risk - Summary of Modification of Loan Terms (Business Banking) (Detail) - Business Banking [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 15	£ 14
Net modification loss	0	1
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 2	£ 3